Government Grants - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Received	$ 3,539	$ 3,539
Less accumulated amortization	(2,881)	(2,836)
Foreign exchange translation adjustment	228	155
Less current portion	(660,883)	(366,988)
Government Grants
Disaggregation of Revenue [Line Items]
Total government grants	886	858
Less current portion	(48)	(45)
Non-current government grants	$ 838	$ 813